STOCKHOLDERS' EQUITY - Common Stock (Details) - Vote	1 Months Ended	9 Months Ended
	Feb. 28, 2017	Sep. 30, 2019
Common Stock Par value $0.0001
STOCKHOLDERS' EQUITY
Number of votes per common stock	1	1